Schedule of Investments
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.74%
Australia–2.60%
ALS Ltd.	4,516,051	$45,721,534
Cochlear Ltd.	205,024	46,326,336
IPH Ltd.	8,428,825	33,830,369
		125,878,239
Austria–0.43%
Fabasoft AG	1,170,093	20,694,875
Brazil–3.29%
Odontoprev S.A.	21,493,640	43,016,540
TOTVS S.A.	7,013,737	34,410,545
Vivara Participacoes S.A.	5,387,000	22,905,572
WEG S.A.	6,604,800	59,156,700
		159,489,357
Canada–2.81%
CCL Industries, Inc., Class B	1,131,230	61,541,075
Descartes Systems Group, Inc. (The)(a)	734,081	74,660,235
		136,201,310
Denmark–1.25%
ChemoMetec A/S(b)	1,091,056	60,486,362
France–4.67%
Alten S.A.	346,261	38,082,439
Interparfums S.A.	896,137	45,539,632
Lectra	1,511,663	42,592,793
Neurones	921,048	41,958,109
Thermador Groupe	353,354	29,160,439
Vetoquinol S.A.	267,008	29,118,036
		226,451,448
Germany–9.05%
Amadeus Fire AG(b)	318,041	32,680,608
Atoss Software AG	266,319	39,259,580
Carl Zeiss Meditec AG, BR	1,348,477	92,255,468
CTS Eventim AG & Co. KGaA	574,740	50,625,263
FUCHS SE, Preference Shares	937,503	40,735,568
Knorr-Bremse AG	630,306	50,686,576
Nemetschek SE	298,684	28,529,129
Sartorius AG, Preference Shares	242,888	68,888,349
STRATEC SE(b)	798,520	35,071,271
		438,731,812
Iceland–0.97%
Embla Medical hf.(a)	3,808,830	17,688,978
Marel HF(c)	7,992,175	29,261,310
		46,950,288
India–2.99%
AIA Engineering Ltd.	468,361	25,874,487
Britannia Industries Ltd.(a)	509,584	35,236,313
Coforge Ltd.	680,898	51,465,038
Triveni Turbine Ltd.	4,558,401	32,488,394
		145,064,232
Shares		Value
Indonesia–0.56%
PT Selamat Sempurna Tbk	216,454,500	$27,411,651
Israel–1.54%
Nice Ltd., ADR(a)	412,992	74,751,552
Italy–5.19%
Carel Industries S.p.A.(c)	1,144,276	21,134,752
DiaSorin S.p.A.	713,023	77,770,074
Interpump Group S.p.A.	967,172	41,944,583
Recordati Industria Chimica e Farmaceutica S.p.A.	959,011	52,211,595
Technoprobe S.p.A.(a)	3,138,249	28,554,072
Tinexta S.p.A.	1,828,164	29,955,398
		251,570,474
Japan–23.26%
Ariake Japan Co. Ltd.	1,631,500	58,217,786
As One Corp.	1,955,852	42,140,140
Azbil Corp.	2,237,900	65,031,561
Disco Corp.	119,900	40,094,146
Fukui Computer Holdings, Inc.(b)	1,626,800	27,935,861
Funai Soken Holdings, Inc.	1,175,400	17,151,388
Japan Elevator Service Holdings Co. Ltd.	2,861,200	52,798,683
JCU Corp.	598,000	14,913,387
Katitas Co. Ltd.	2,418,700	30,319,607
Medikit Co. Ltd.	587,400	12,127,664
MEITEC Group Holdings, Inc.	2,571,858	58,072,735
MISUMI Group, Inc.	2,246,800	41,347,035
MonotaRO Co. Ltd.	2,642,420	37,354,037
NSD Co. Ltd.	2,075,694	42,729,212
OBIC Business Consultants Co. Ltd.	1,139,700	48,235,318
OBIC Co. Ltd.	822,900	125,478,323
SCSK Corp.	2,009,000	39,553,012
Seria Co. Ltd.	2,447,500	57,240,073
Shimano, Inc.	302,700	53,700,195
SHO-BOND Holdings Co. Ltd.	985,000	37,934,873
SMS Co. Ltd.	2,524,900	36,802,175
Sysmex Corp.	2,982,600	48,828,938
TechnoPro Holdings, Inc.	2,835,800	54,529,563
TKC Corp.	1,337,518	31,678,657
USS Co. Ltd.	4,227,096	38,126,321
Zuken, Inc.	608,500	14,911,646
		1,127,252,336
Jersey–1.07%
JTC PLC(c)	3,830,052	51,771,732
Mexico–0.76%
Gruma S.A.B. de C.V., Class B	1,963,745	36,713,631
Netherlands–0.75%
IMCD N.V.	251,554	36,171,812
Norway–0.29%
Medistim ASA	910,000	13,919,491
South Africa–0.42%
Cashbuild Ltd.	520,539	4,836,088

See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Shares		Value
South Africa–(continued)
Hudaco Industries Ltd.	1,532,712	$15,307,365
		20,143,453
South Korea–1.14%
Coway Co. Ltd.	469,114	21,461,896
NICE Information Service Co. Ltd.	2,341,837	17,637,281
Park Systems Corp.	132,137	16,005,582
		55,104,759
Sweden–11.08%
Addtech AB, Class B	1,325,704	42,778,964
Biotage AB	2,846,496	53,310,712
Bravida Holding AB(c)	4,913,225	39,768,474
Epiroc AB, Class A	2,626,716	49,028,631
Fortnox AB	5,945,029	36,755,414
Hexpol AB	3,206,749	35,864,139
Karnov Group AB(a)(b)	7,440,153	53,196,497
Lifco AB, Class B	1,364,360	40,475,787
Loomis AB	1,061,503	33,825,023
MIPS AB(c)	1,098,206	54,682,653
Mycronic AB	1,016,349	35,639,467
Sdiptech AB, Class B(a)	1,305,865	39,988,466
SmartCraft ASA(a)	7,663,531	21,488,094
		536,802,321
Switzerland–8.61%
Belimo Holding AG	101,921	61,786,557
Bossard Holding AG, Class A	114,357	29,147,328
Forbo Holding AG	22,536	24,274,903
Interroll Holding AG, Class R	10,794	34,877,644
Kardex Holding AG	150,218	45,747,405
LEM Holding S.A.	23,673	34,574,297
Partners Group Holding AG	57,098	76,856,347
Tecan Group AG, Class R(a)	117,100	43,727,035
VZ Holding AG	489,524	66,119,724
		417,111,240
Taiwan–0.86%
Advantech Co. Ltd.	3,428,726	36,469,847
Shares		Value
Taiwan–(continued)
Nien Made Enterprise Co. Ltd.	427,000	$5,185,919
		41,655,766
United Kingdom–13.89%
Bunzl PLC	1,234,028	51,704,975
Croda International PLC	827,448	43,022,462
Diploma PLC	833,271	47,642,449
Greggs PLC	978,809	39,418,184
Halma PLC	1,643,849	56,266,598
Hill & Smith PLC	1,293,696	38,241,652
Howden Joinery Group PLC	3,541,432	42,816,582
IMI PLC	1,828,515	44,536,987
Intertek Group PLC	479,521	31,139,110
Rathbones Group PLC	1,856,536	45,960,818
Restore PLC(b)	10,333,456	33,898,497
Rightmove PLC	6,027,486	44,783,321
Rotork PLC	9,234,548	42,978,268
Spirax Group PLC	534,092	62,353,643
Weir Group PLC (The)	1,850,479	48,306,385
		673,069,931
United States–2.26%
Bruker Corp.	769,373	52,709,744
ICON PLC(a)	173,367	56,940,658
		109,650,402
Total Common Stocks & Other Equity Interests (Cost $3,494,378,699)		4,833,048,474
Money Market Funds–0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(b)(d)	482,290	482,290
Invesco Treasury Portfolio, Institutional Class, 5.20%(b)(d)	895,654	895,654
Total Money Market Funds (Cost $1,377,944)		1,377,944
TOTAL INVESTMENTS IN SECURITIES—99.77% (Cost $3,495,756,643)		4,834,426,418
OTHER ASSETS LESS LIABILITIES–0.23%		11,163,763
NET ASSETS–100.00%		$4,845,590,181
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$181,470,889	$173,148,045	$(354,136,644)	$-	$-	$482,290	$670,831
Invesco Liquid Assets Portfolio, Institutional Class	129,624,018	123,677,175	(253,299,474)	(6,787)	5,068	-	478,983
Invesco Treasury Portfolio, Institutional Class	207,395,301	201,801,543	(408,301,190)	-	-	895,654	758,243
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$576,736	$172,734,067	$(173,310,803)	$-	$-	$-	$417,275*
Invesco Private Prime Fund	1,483,371	363,796,086	(365,278,069)	(104)	(1,284)	-	1,124,529*
Investments in Other Affiliates:
Alpha Financial Markets Consulting PLC	32,146,813	-	(44,021,513)	2,645,096	9,229,604	-	325,182
Amadeus Fire AG	33,951,718	2,687,762	-	(3,958,872)	-	32,680,608	1,178,437
Antares Vision S.p.A.	5,593,730	-	(3,644,153)	16,087,068	(18,036,645)	-	-
Cashbuild Ltd.**	11,085,117	1,881,633	(8,477,063)	1,673,705	(1,327,304)	4,836,088	206,500
ChemoMetec A/S	41,985,675	17,847,003	(18,548,984)	25,677,997	(6,475,329)	60,486,362	-
Fukui Computer Holdings, Inc.	27,877,335	-	-	58,526	-	27,935,861	628,668
Karnov Group AB	32,538,602	9,971,555	(8,873,347)	19,036,932	522,755	53,196,497	-
New Work SE	25,133,830	-	(24,719,550)	22,412,364	(22,826,644)	-	280,918
Restore PLC	27,015,721	-	(4,066,586)	12,763,489	(1,814,127)	33,898,497	487,270
Sdiptech AB, Class B**	43,769,679	2,155,971	(27,338,541)	9,482,825	11,918,532	39,988,466	-
STRATEC SE	33,432,059	6,640,934	(4,134,611)	2,713,067	(3,580,178)	35,071,271	386,462
Total	$835,080,594	$1,076,341,774	$(1,698,150,528)	$108,585,306	$(32,385,552)	$289,471,594	$6,943,298

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of July 31, 2024, this security was not considered as an affiliate of the Fund.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $196,618,921, which represented 4.06% of the Fund’s Net Assets.
(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$125,878,239	$—	$125,878,239
Austria	—	20,694,875	—	20,694,875
Brazil	159,489,357	—	—	159,489,357
Canada	136,201,310	—	—	136,201,310
Denmark	—	60,486,362	—	60,486,362
France	—	226,451,448	—	226,451,448
Germany	—	438,731,812	—	438,731,812
Iceland	—	46,950,288	—	46,950,288
India	—	145,064,232	—	145,064,232
Indonesia	—	27,411,651	—	27,411,651
Israel	74,751,552	—	—	74,751,552
Italy	—	251,570,474	—	251,570,474
Japan	—	1,127,252,336	—	1,127,252,336
Jersey	—	51,771,732	—	51,771,732
Mexico	36,713,631	—	—	36,713,631
Netherlands	—	36,171,812	—	36,171,812
Norway	—	13,919,491	—	13,919,491
South Africa	—	20,143,453	—	20,143,453
South Korea	—	55,104,759	—	55,104,759
Sweden	—	536,802,321	—	536,802,321
Switzerland	—	417,111,240	—	417,111,240
Taiwan	—	41,655,766	—	41,655,766
United Kingdom	—	673,069,931	—	673,069,931
United States	109,650,402	—	—	109,650,402
Money Market Funds	1,377,944	—	—	1,377,944
Total Investments	$518,184,196	$4,316,242,222	$—	$4,834,426,418
Invesco International Small-Mid Company Fund